UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549

                                    Form 13F


                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:          December 31, 2011
                                                        -----------------

Check here if Amendment [  ]     Amendment Number:      -----------------
This Amendment:         [  ]     is a restatement.
                        [  ]     adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Nexus Investment Management Inc.
Address:     120 Adelaide Street West, Suite 1010
             Toronto, Ontario
             Canada  M5H 1T1

Form 13F File Number:     28-13610

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     R. Denys Calvin
Title:    Vice President
Phone:    (416) 360-0580 x.224

Signature, Place, and Date of Signing:

/s/ R. Denys Calvin               Toronto, Ontario          January 6, 2012
----------------------            ----------------          ---------------
     Signature                      City, State                 Date

Report Type:

[ X ]   13F HOLDINGS REPORT.

[   ]   13F NOTICE.

[   ]   13F COMBINATION REPORT.

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          Nil
                                         ---------
Form 13F Information Table Entry Total:     57
                                         ---------
Form 13F Information Table Value Total:   333,646
                                         ---------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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
                                        FORM 13F INFORMATION TABLE
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Column 1                          Column 2      Column 3   Column 4          Column 5       Column 6   Column 7      Column 8

                                                                     Shares or
                                  Title of                  Value    Principal  SH/  PUT/  Investment   Other    Voting Authority
Name of Issuer                     Class         Cusip    (x$1,000)   Amount    PRN  CALL  Discretion  Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
APPLE INC                         COM          037833100     8,277      20,438  SH            SOLE                X
AT&T INC                          COM          00206R102       575      19,000  SH            SOLE                X
BANK OF AMERICA CORPORATION       COM          060505104       216      38,800  SH            SOLE                X
BANK NOVA SCOTIA HALIFAX          COM          064149107    20,109     402,348  SH            SOLE                X
BCE INC                           COM NEW      05534B760     1,938      46,407  SH            SOLE                X
BROOKFIELD ASSET MGMT INC         CL A LTD
                                  VT SH        112585104       624      22,621  SH            SOLE                X
BROOKFIELD INFRAST PARTNERS
  LP INT                          UNIT         G16252101    15,689     566,395  SH            SOLE                X
CAE INC                           COM          124765108     7,820     804,100  SH            SOLE                X
CDN IMPERIAL BK OF MERCE          COM          136069101       319       4,393  SH            SOLE                X
CANADIAN NAT RES LTD              COM          136385101       990      26,400  SH            SOLE                X
CARMAX INC                        COM          143130102     7,614     249,800  SH            SOLE                X
CENOVUS ENERGY INC                COM          15135U109     7,473     224,658  SH            SOLE                X
CISCO SYS INC                     COM          17275R102     7,627     421,825  SH            SOLE                X
CITIGROUP INC                     COM NEW      172967424     2,864     108,850  SH            SOLE                X
COSTCO WHSL CORP NEW              COM          22160K105       200       2,400  SH            SOLE                X
COVIDIEN PLC                      SHS          G2554F113     8,688     193,020  SH            SOLE                X
DANAHER CORP DEL                  COM          235851102     1,265      26,900  SH            SOLE                X
DAVITA INC                        COM          23918K108     9,321     122,950  SH            SOLE                X
ENBRIDGE INC                      COM          29250N105    18,772     501,206  SH            SOLE                X
ENCANA CORP                       COM          292505104     4,744     255,433  SH            SOLE                X
FORD MTR CO DEL                   COM PAR
                                  $0.01        345370860       721      67,000  SH            SOLE                X
FRONTIER MUNICATIONS CORP         COM          35906A108       108      21,000  SH            SOLE                X
GOOGLE INC                        CL A         38259P508     7,163      11,090  SH            SOLE                X
HEWLETT PACKARD CO                COM          428236103     5,851     227,150  SH            SOLE                X
JOHNSON & JOHNSON                 COM          478160104       262       4,000  SH            SOLE                X
JPMORGAN CHASE & CO               COM          46625H100     3,614     108,700  SH            SOLE                X
MICROSOFT CORP                    COM          594918104     3,537     136,240  SH            SOLE                X
NEXEN INC                         COM          65334H102       574      36,000  SH            SOLE                X
NUSTAR ENERGY LP                  UNIT COM     67058H102       340       6,000  SH            SOLE                X
PFIZER INC                        COM          717081103    13,293     614,300  SH            SOLE                X
PIONEER NAT RES CO                COM          723787107       403       4,500  SH            SOLE                X
PRICE T ROWE GROUP INC            COM          74144T108     1,492      26,200  SH            SOLE                X
PROGRESSIVE WASTE SOLUTIONS       COM          74339G101    10,701     546,050  SH            SOLE                X
RESEARCH IN MOTION LTD            COM          760975102     1,955     134,310  SH            SOLE                X
ROGERS COMMUNICATIONS INC         CL B         775109200    16,171     419,015  SH            SOLE                X
ROYAL BK CDA MONTREAL QUE         COM          780087102    21,623     423,070  SH            SOLE                X
ROYAL DUTCH SHELL PLC SPONS       ADR A        780259206       365       5,000  SH            SOLE                X
SOUTHERN COPPER CORP              COM          84265V105       332      11,000  SH            SOLE                X
SPDR GOLD TRUST GOLD              SHS          78463V107       213       1,400  SH            SOLE                X
STARBUCKS CORP                    COM          855244109       690      15,000  SH            SOLE                X
SUNCOR ENERGY INC NEW             COM          867224107    11,698     404,936  SH            SOLE                X
TALISMAN ENERGY INC               COM          87425E103     7,285     570,800  SH            SOLE                X
TECK RESOURCES LTD                CL B         878742204       823      23,300  SH            SOLE                X
TELUS CORP NON-VTG                SHS          87971M202    16,426     305,730  SH            SOLE                X
SMUCKER J M CO                    COM NEW      832696405    10,379     132,775  SH            SOLE                X
THOMSON REUTERS CORP              COM          884903105     7,722     288,401  SH            SOLE                X
TIM HORTONS INC                   COM          88706M103       849      17,500  SH            SOLE                X
TORONTO DOMINION BK ONT           COM NEW      891160509    26,918     358,838  SH            SOLE                X
TOTAL S A SPONSORED               ADR          89151E109       307       6,000  SH            SOLE                X

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
                                        FORM 13F INFORMATION TABLE
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Column 1                          Column 2      Column 3   Column 4          Column 5       Column 6   Column 7      Column 8

                                                                     Shares or
                                  Title of                  Value    Principal  SH/  PUT/  Investment   Other    Voting Authority
Name of Issuer                     Class         Cusip    (x$1,000)   Amount    PRN  CALL  Discretion  Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
TRANSCANADA CORP                    COM        89353D107    11,222     256,285  SH            SOLE                X
VALEANT PHARMACEUTICALS INTL        COM        91911K102     1,284      27,400  SH            SOLE                X
WAL MART STORES INC                 COM        931142103     9,421     157,650  SH            SOLE                X
WALTER ENERGY INC                   COM        93317Q105     5,472      90,365  SH            SOLE                X
WELLS FARGO & CO NEW                COM        949746101       741      26,900  SH            SOLE                X
WESTERN DIGITAL CORP                COM        958102105     8,048     260,040  SH            SOLE                X
WINDSTREAM CORP                     COM        97381W104       223      19,000  SH            SOLE                X
YAMANA GOLD INC                     COM        98462Y100       295      20,000  SH            SOLE                X

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